S-K 1603(a) SPAC Sponsor	Oct. 01, 2026
SPAC Sponsor [Line Items]
SPAC Sponsor Name	NC Fortune Global Limited
SPAC Sponsor, Affiliate, or Promoter	Sponsor
Experience and Involvement in Other SPACs [Text Block]

Our Management Team

Our management team brings extensive experience across capital markets, finance, technology, infrastructure, regulatory compliance, public company operations, and complex transaction execution.

Norman Cerny has served as our Chairman and Chief Executive Officer since July 1, 2026. Mr. Cerny brings more than 30 years of experience in finance, operations, investment analysis, corporate advisory and capital markets. Since July 2023, Mr. Cerny has served as Investment Director of Guru App Factory Corp., where he has led the preparation and execution of the company’s OTC Markets listing, including financial statement normalization, internal control enhancement, regulatory compliance, investor relations and capital markets activities. Prior to joining Guru App Factory Corp., Mr. Cerny served as an Investment Planning Consultant with Bideford Corporate Advisory Limited in the United Kingdom from September 2018 to May 2023, where he advised small and medium-sized industrial companies on pre-IPO preparation, capital planning, corporate governance, internal controls, investor relations and private placement financings. From July 2004 to May 2018, Mr. Cerny served as a Financial Analyst and Senior Financial Analyst with Western Alliance Capital Partners in Phoenix, Arizona, where he was responsible for financial modeling, valuation analysis, investment and financing due diligence and the preparation of investment memoranda and business plans for small and medium-sized private enterprises. From September 2000 to June 2004, Mr. Cerny served as Regional Director of Operations for Hanousek Building Maintenance Inc. in Las Vegas, Nevada, overseeing branch operations, financial controls, operational reporting and acquisition integration activities. Earlier in his career, from July 1993 to April 2000, Mr. Cerny owned and operated a plumbing services business in the Czech Republic, where he was responsible for business operations, budgeting, cash flow management, bookkeeping and commercial relationship management. Mr. Cerny received a Master of Science equivalent degree in Finance and Banking from Masaryk University in Brno, Czech Republic in 1993. We believe Mr. Cerny’s extensive experience in financial analysis, corporate finance, capital markets transactions, operational management and investment evaluation qualifies him to serve as our Chairman and Chief Executive Officer.

Nikola Miletic has served as our Chief Financial Officer since July 1, 2026. Since January 2022, Mr. Miletic has served as Senior Financial Director of Torridge Business Consulting Ltd (United Kingdom), where he is responsible for the full financial operation and senior management of the business, including strategic financial planning, tax-compliance management, treasury scheduling and shareholder reporting. We believe Mr. Miletic’s financial-management experience qualifies him to serve as our Chief Financial Officer.

Independent Directors

Yang Tang has served as one of our independent directors since July 1, 2026. Mr. Tang has over 13 years of Wall Street experience in structured finance and capital-markets solutions, together with four years as an entrepreneur in machine learning and portfolio optimization. Since May 2024, Mr. Tang has served as Chief Executive Officer of QStarLabs, which develops AI agents for the web3 and iGaming sectors. Since August 2022, he has served as Chief Executive Officer of Arch Indices Corporation (which operates under the Arch Analytics brand), an analytics and financial-technology company, and from August 2023 to December 2024 he served as Chief Executive Officer of Arch Indices Investment Advisors, an SEC-registered investment adviser providing ETF advisory services. From September 2018 to July 2022, Mr. Tang served as Head of Solutions Sales, Americas at Crédit Agricole CIB, where he covered capital-markets solutions for institutional investors. We believe Mr. Tang’s experience in structured finance, capital markets and financial technology qualifies him to serve as one of our directors.

John C. General has served as one of our independent directors since July 1, 2026. Since September 2023, Mr. General has served as Vice President, Revenue Accounting at Moody’s, where he is responsible for revenue-recognition accounting. From 2022 to 2023, he served as a consultant with Resources Global Professionals. Mr. General currently serves as a director of Zhongchao Inc. (Nasdaq: ZCMD) and SL Bio. We believe Mr. General’s accounting and public-company experience qualifies him to serve as one of our directors.

Kevin Dean Vassily has served as one of our independent directors since July 1, 2026. From January 2021 to July 2025, he served as Chief Financial Officer and a member of the board of directors of iPower Inc. (Nasdaq: IPW). Mr. Vassily currently serves as an independent director of Zhongchao Inc. (Nasdaq: ZCMD, since February 2020), Tungray Technologies Inc. (Nasdaq: TRSG, since March 2024), Autozi Internet Technology (Global) Ltd. (Nasdaq: AZI, since August 2024), CTW Cayman (since August 2025) and Thunder Power Holdings Limited (Nasdaq: AIEV, since June 2024). He also serves as an independent director of two special purpose acquisition companies, Denali Capital Acquisition Corp. (Nasdaq: DECA, since April 2022) and Aimfinity Investment Corp. I (Nasdaq: AIMA, since March 2023), and previously served as an independent director of Feutune Light Acquisition Corp. (Nasdaq: FLV) from June 2022 to June 2024, when it completed its initial business combination with Thunder Power Holdings Limited. Earlier in his career, Mr. Vassily held research and advisory roles at Prometheus Fund, Facteus, Go Capture, KeyBanc Capital Markets, Pacific Epoch, Pacific Crest Securities, Susquehanna International Group and Thomas Weisel Partners. Mr. Vassily holds a B.A. from Denison University and an M.B.A. from the Tuck School of Business at Dartmouth College. We believe Mr. Vassily’s extensive public-company board and capital-markets experience qualifies him to serve as one of our directors.